Quarterly Holdings Report
for
Fidelity Flex® Funds
Fidelity Flex® Conservative Income Bond Fund
May 31, 2024
ZCI-NPRT3-0724
1.9887607.106
Nonconvertible Bonds - 45.8%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 1.2%
Media - 0.5%
COX Communications, Inc. 3.85% 2/1/25 (b)	1,000,000	986,465
Warnermedia Holdings, Inc. 3.638% 3/15/25	1,200,000	1,179,619
		2,166,084
Wireless Telecommunication Services - 0.7%
Rogers Communications, Inc. 2.95% 3/15/25	800,000	782,126
Sprint Corp. 7.625% 2/15/25	1,000,000	1,007,898
T-Mobile U.S.A., Inc. 3.5% 4/15/25	1,200,000	1,177,429
		2,967,453
TOTAL COMMUNICATION SERVICES		5,133,537
CONSUMER DISCRETIONARY - 3.7%
Automobiles - 3.5%
American Honda Finance Corp.:
4.95% 1/9/26	786,000	782,009
5.8% 10/3/25	1,000,000	1,005,763
BMW U.S. Capital LLC U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.840% 6.1808% 4/1/25 (b)(c)(d)	1,000,000	1,004,729
General Motors Financial Co., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.300% 6.6346% 4/7/25 (c)(d)	775,000	780,474
1.2% 10/15/24	900,000	885,224
2.9% 2/26/25	1,200,000	1,175,408
3.8% 4/7/25	1,200,000	1,180,416
Mercedes-Benz Finance North America LLC:
2.7% 6/14/24 (b)	750,000	749,255
4.95% 3/30/25 (b)	1,000,000	995,264
5.5% 11/27/24 (b)	500,000	499,016
Volkswagen Group of America Finance LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.830% 6.1731% 3/20/26 (b)(c)(d)	1,600,000	1,604,726
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.950% 6.298% 6/7/24 (b)(c)(d)	1,000,000	1,000,083
2.85% 9/26/24 (b)	630,000	623,726
3.35% 5/13/25 (b)	1,000,000	979,239
5.8% 9/12/25 (b)	1,000,000	1,001,546
		14,266,878
Household Durables - 0.2%
Lennar Corp. 4.75% 5/30/25	1,000,000	991,358
TOTAL CONSUMER DISCRETIONARY		15,258,236
CONSUMER STAPLES - 2.2%
Beverages - 0.2%
PepsiCo, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.400% 5.7207% 11/12/24 (c)(d)	807,000	807,848
Consumer Staples Distribution & Retail - 0.5%
Dollar General Corp. 4.25% 9/20/24	1,500,000	1,492,768
Mondelez International Holdings Netherlands BV 0.75% 9/24/24 (b)	650,000	639,908
		2,132,676
Food Products - 0.1%
Campbell Soup Co. 3.3% 3/19/25	600,000	589,037
Tobacco - 1.4%
Altria Group, Inc. 2.35% 5/6/25	1,300,000	1,261,280
BAT Capital Corp.:
2.789% 9/6/24	900,000	892,741
3.222% 8/15/24	1,000,000	994,700
Philip Morris International, Inc.:
3.25% 11/10/24	800,000	792,000
5.125% 11/15/24	500,000	499,119
Reynolds American, Inc. 4.45% 6/12/25	1,250,000	1,234,675
		5,674,515
TOTAL CONSUMER STAPLES		9,204,076
ENERGY - 2.6%
Oil, Gas & Consumable Fuels - 2.6%
Canadian Natural Resources Ltd. 3.9% 2/1/25	1,174,000	1,159,692
DCP Midstream Operating LP 5.375% 7/15/25	650,000	647,018
Devon Energy Corp. 5.25% 9/15/24	1,633,000	1,629,425
Enbridge, Inc.:
2.5% 1/15/25	573,000	562,098
2.5% 2/14/25	800,000	782,427
Energy Transfer LP 5.75% 4/1/25	750,000	749,530
Marathon Petroleum Corp. 4.7% 5/1/25	1,250,000	1,238,700
MPLX LP 4.875% 12/1/24	900,000	896,728
Phillips 66 Co.:
3.605% 2/15/25	1,400,000	1,379,284
3.85% 4/9/25	1,250,000	1,231,801
Plains All American Pipeline LP/PAA Finance Corp. 3.6% 11/1/24	600,000	594,429
		10,871,132
FINANCIALS - 27.0%
Banks - 16.1%
ABN AMRO Bank NV U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.780% 7.125% 9/18/27 (b)(c)(d)	1,100,000	1,118,150
Bank of America Corp.:
0.981% 9/25/25 (c)	740,000	728,993
1.319% 6/19/26 (c)	1,000,000	955,034
3.366% 1/23/26 (c)	800,000	787,797
3.384% 4/2/26 (c)	1,000,000	980,399
Bank of America NA 5.65% 8/18/25	1,000,000	1,003,931
Bank of Montreal:
4.25% 9/14/24	1,000,000	995,896
5.92% 9/25/25	1,000,000	1,005,586
Bank of Nova Scotia:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.380% 5.707% 7/31/24 (c)(d)	700,000	700,179
5.45% 6/12/25	1,000,000	998,806
Barclays PLC:
2.852% 5/7/26 (c)	1,000,000	973,292
3.65% 3/16/25	1,100,000	1,082,362
4.375% 1/12/26	1,250,000	1,224,726
5.304% 8/9/26 (c)	1,000,000	994,059
BNP Paribas SA:
2.219% 6/9/26 (b)(c)	930,000	897,342
2.819% 11/19/25 (b)(c)	800,000	788,783
BPCE SA:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.570% 5.9015% 1/14/25 (b)(c)(d)	506,000	506,625
2.375% 1/14/25 (b)	1,239,000	1,211,875
Canadian Imperial Bank of Commerce U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.940% 6.2746% 4/7/25 (c)(d)	1,000,000	1,004,664
Citibank NA 5.864% 9/29/25	1,000,000	1,006,690
Citigroup, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.680% 6.0116% 10/30/24 (c)(d)	1,140,000	1,140,714
Cooperatieve Rabobank UA:
1.339% 6/24/26 (b)(c)	1,105,000	1,055,134
2.625% 7/22/24 (b)	600,000	597,650
Credit Agricole SA 1.907% 6/16/26 (b)(c)	610,000	586,263
Danske Bank A/S:
0.976% 9/10/25 (b)(c)	1,150,000	1,134,249
6.259% 9/22/26 (b)(c)	1,000,000	1,006,524
6.466% 1/9/26 (b)(c)	1,055,000	1,057,568
DNB Bank ASA 0.856% 9/30/25 (b)(c)	750,000	737,843
HSBC Holdings PLC:
2.099% 6/4/26 (c)	1,000,000	963,789
2.633% 11/7/25 (c)	1,175,000	1,158,963
2.999% 3/10/26 (c)	920,000	900,638
4.18% 12/9/25 (c)	1,000,000	990,770
Huntington National Bank 5.699% 11/18/25 (c)	564,000	562,789
ING Groep NV 3.869% 3/28/26 (c)	1,400,000	1,379,200
JPMorgan Chase & Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.970% 6.3156% 6/14/25 (c)(d)	1,000,000	1,000,368
0.824% 6/1/25 (c)	1,000,000	1,000,000
0.969% 6/23/25 (c)	1,000,000	996,892
1.561% 12/10/25 (c)	900,000	880,661
2.301% 10/15/25 (c)	640,000	631,745
3.845% 6/14/25 (c)	630,000	629,563
5.546% 12/15/25 (c)	1,000,000	998,806
KeyBank NA U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.320% 5.6656% 6/14/24 (c)(d)	1,330,000	1,329,842
Lloyds Banking Group PLC:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.560% 6.8804% 8/7/27 (c)(d)	500,000	506,854
3.511% 3/18/26 (c)	910,000	893,460
Mitsubishi UFJ Financial Group, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.380% 6.7301% 9/12/25 (c)(d)	800,000	802,505
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.650% 6.9797% 7/18/25 (c)(d)	1,000,000	1,001,238
0.953% 7/19/25 (c)	1,200,000	1,192,388
4.788% 7/18/25 (c)	1,125,000	1,123,378
5.063% 9/12/25 (c)	960,000	957,587
Mizuho Financial Group, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.960% 6.2729% 5/22/26 (c)(d)	800,000	803,520
2.226% 5/25/26 (c)	1,000,000	966,890
2.555% 9/13/25 (c)	1,240,000	1,228,595
Morgan Stanley Bank, West Valley City Utah:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.160% 6.4923% 10/30/26 (c)(d)	900,000	913,995
5.479% 7/16/25	1,000,000	1,000,912
NatWest Markets PLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.530% 5.8507% 8/12/24 (b)(c)(d)	640,000	640,224
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.450% 6.7931% 3/22/25 (b)(c)(d)	656,000	661,195
PNC Financial Services Group, Inc.:
5.671% 10/28/25 (c)	610,000	609,883
5.812% 6/12/26 (c)	1,710,000	1,712,520
Royal Bank of Canada:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.340% 5.6746% 10/7/24 (c)(d)	640,000	640,416
4.95% 4/25/25	1,000,000	994,738
Santander Holdings U.S.A., Inc. 3.45% 6/2/25	600,000	585,731
Svenska Handelsbanken AB 0.55% 6/11/24 (b)	600,000	599,335
Swedbank AB U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.910% 6.246% 4/4/25 (b)(c)(d)	645,000	647,755
The Toronto-Dominion Bank U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.480% 5.8126% 10/10/25 (c)(d)	1,600,000	1,602,645
Truist Financial Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.400% 5.7473% 6/9/25 (c)(d)	1,000,000	999,950
2.5% 8/1/24	630,000	626,647
4.26% 7/28/26 (c)	730,000	717,909
U.S. Bancorp 1.45% 5/12/25	1,000,000	963,086
Wells Fargo & Co.:
2.164% 2/11/26 (c)	1,300,000	1,268,303
2.406% 10/30/25 (c)	640,000	631,235
3.3% 9/9/24	1,100,000	1,093,009
Wells Fargo Bank NA U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.800% 6.1253% 8/1/25 (c)(d)	750,000	752,597
		66,843,660
Capital Markets - 5.9%
Athene Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.710% 6.0502% 1/7/25 (b)(c)(d)	1,150,000	1,151,924
0.914% 8/19/24 (b)	750,000	742,229
2.75% 6/25/24 (b)	560,000	558,945
5.684% 2/23/26 (b)	1,250,000	1,249,070
Bank of New York, New York U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 5.7956% 3/13/26 (c)(d)	805,000	805,687
Charles Schwab Corp. 4.2% 3/24/25	800,000	791,330
Credit Suisse AG U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.260% 6.5795% 2/21/25 (c)(d)	800,000	803,927
Deutsche Bank AG New York Branch:
2.129% 11/24/26 (c)	559,000	529,357
3.961% 11/26/25 (c)	700,000	693,242
6.119% 7/14/26 (c)	1,200,000	1,201,421
Goldman Sachs Group, Inc.:
CME Term SOFR 3 Month Index + 1.430% 6.754% 5/15/26 (c)(d)	800,000	805,902
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.480% 5.815% 10/21/24 (c)(d)	1,000,000	1,000,140
0.855% 2/12/26 (c)	1,000,000	966,375
3.272% 9/29/25 (c)	800,000	793,426
5.7% 11/1/24	1,000,000	1,000,009
Intercontinental Exchange, Inc. 3.65% 5/23/25	1,000,000	982,422
Moody's Corp. 3.75% 3/24/25	600,000	591,560
Morgan Stanley:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.500% 5.8379% 1/22/25 (c)(d)	1,300,000	1,300,910
1.164% 10/21/25 (c)	650,000	638,285
2.188% 4/28/26 (c)	1,250,000	1,211,056
3.7% 10/23/24	600,000	595,443
UBS AG London Branch:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 5.7713% 8/9/24 (b)(c)(d)	1,000,000	1,000,410
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.470% 5.8015% 1/13/25 (b)(c)(d)	750,000	750,197
UBS Group AG:
1.364% 1/30/27 (b)(c)	1,300,000	1,208,937
2.193% 6/5/26 (b)(c)	750,000	723,200
3.75% 3/26/25	1,200,000	1,181,349
6.373% 7/15/26 (b)(c)	1,000,000	1,004,889
		24,281,642
Consumer Finance - 2.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	1,400,000	1,376,401
3.5% 1/15/25	1,400,000	1,379,402
Ally Financial, Inc. 5.8% 5/1/25	1,000,000	999,323
American Express Co.:
3.625% 12/5/24	1,000,000	989,853
3.95% 8/1/25	700,000	688,225
6.338% 10/30/26 (c)	874,000	883,343
Capital One Financial Corp.:
2.636% 3/3/26 (c)	600,000	585,759
3.2% 2/5/25	1,000,000	983,103
3.3% 10/30/24	520,000	514,782
Toyota Motor Credit Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.550% 5.8698% 10/16/24 (c)(d)	1,000,000	1,001,457
5.6% 9/11/25	1,000,000	1,003,914
		10,405,562
Financial Services - 1.2%
CNH Industrial Capital LLC:
3.95% 5/23/25	700,000	688,702
5.45% 10/14/25	1,000,000	999,980
Corebridge Financial, Inc. 3.5% 4/4/25	551,000	540,858
DH Europe Finance II SARL 2.2% 11/15/24	1,300,000	1,281,373
PayPal Holdings, Inc. 1.65% 6/1/25	800,000	770,368
The Western Union Co. 2.85% 1/10/25	800,000	785,407
		5,066,688
Insurance - 1.3%
Equitable Financial Life Global Funding:
0.8% 8/12/24 (b)	500,000	495,033
1.1% 11/12/24 (b)	1,000,000	979,056
Jackson National Life Global Funding 1.75% 1/12/25 (b)	1,000,000	974,717
MassMutual Global Funding II 2.95% 1/11/25 (b)	700,000	688,930
New York Life Global Funding U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.430% 5.7783% 6/6/24 (b)(c)(d)	1,100,000	1,100,026
Protective Life Global Funding U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.980% 6.3213% 3/28/25 (b)(c)(d)	1,000,000	1,004,677
		5,242,439
TOTAL FINANCIALS		111,839,991
HEALTH CARE - 2.9%
Biotechnology - 0.4%
AbbVie, Inc. 2.6% 11/21/24	1,000,000	986,005
Amgen, Inc. 5.25% 3/2/25	800,000	798,054
		1,784,059
Health Care Providers & Services - 2.3%
Cigna Group 3.25% 4/15/25	800,000	784,314
CVS Health Corp.:
3.375% 8/12/24	1,000,000	995,415
4.1% 3/25/25	1,200,000	1,184,688
Elevance Health, Inc. 3.35% 12/1/24	1,500,000	1,483,319
HCA Holdings, Inc.:
5.25% 4/15/25	1,600,000	1,593,102
5.375% 2/1/25	1,250,000	1,245,747
Humana, Inc.:
3.85% 10/1/24	1,000,000	993,555
4.5% 4/1/25	1,200,000	1,190,873
		9,471,013
Pharmaceuticals - 0.2%
Bristol-Myers Squibb Co. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.490% 5.8096% 2/20/26 (c)(d)	654,000	656,753
TOTAL HEALTH CARE		11,911,825
INDUSTRIALS - 3.0%
Aerospace & Defense - 0.7%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (b)	1,600,000	1,588,697
The Boeing Co. 4.875% 5/1/25	1,250,000	1,236,642
		2,825,339
Building Products - 0.1%
Carrier Global Corp. 5.8% 11/30/25	574,000	576,591
Ground Transportation - 0.2%
Canadian Pacific Railway Co. 2.9% 2/1/25	800,000	786,225
Machinery - 1.6%
Caterpillar Financial Services Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 5.7705% 11/14/24 (c)(d)	1,300,000	1,301,806
2.15% 11/8/24	620,000	611,009
3.25% 12/1/24	620,000	613,659
Daimler Trucks Finance North America LLC:
1.625% 12/13/24 (b)	586,000	573,652
5.2% 1/17/25 (b)	990,000	986,620
Otis Worldwide Corp. 2.056% 4/5/25	600,000	582,725
Parker Hannifin Corp.:
3.3% 11/21/24	1,000,000	989,134
3.65% 6/15/24	1,000,000	998,874
		6,657,479
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
0.8% 8/18/24	1,000,000	989,068
2.3% 2/1/25	550,000	537,057
		1,526,125
TOTAL INDUSTRIALS		12,371,759
INFORMATION TECHNOLOGY - 0.8%
Semiconductors & Semiconductor Equipment - 0.3%
Analog Devices, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.250% 5.5908% 10/1/24 (c)(d)	274,000	274,046
Microchip Technology, Inc. 0.983% 9/1/24	925,000	913,707
		1,187,753
Software - 0.5%
Oracle Corp.:
2.5% 4/1/25	1,600,000	1,558,708
2.95% 11/15/24	600,000	592,635
		2,151,343
TOTAL INFORMATION TECHNOLOGY		3,339,096
MATERIALS - 0.3%
Chemicals - 0.3%
Celanese U.S. Holdings LLC 6.05% 3/15/25	1,000,000	1,000,800
REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 1.0%
Alexandria Real Estate Equities, Inc. 3.45% 4/30/25	1,200,000	1,175,613
Brixmor Operating Partnership LP 3.85% 2/1/25	750,000	739,572
NNN (REIT), Inc. 3.9% 6/15/24	500,000	499,571
Simon Property Group LP 3.375% 10/1/24	1,000,000	992,434
Ventas Realty LP 2.65% 1/15/25	900,000	881,933
		4,289,123
UTILITIES - 1.1%
Electric Utilities - 0.2%
Mississippi Power Co. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.300% 5.6413% 6/28/24 (c)(d)	650,000	650,002
Gas Utilities - 0.1%
Eastern Energy Gas Holdings LLC 2.5% 11/15/24	630,000	621,267
Multi-Utilities - 0.8%
Berkshire Hathaway Energy Co. 3.5% 2/1/25	1,430,000	1,410,023
Dominion Energy, Inc. 3.3% 3/15/25	800,000	784,035
DTE Energy Co. 2.529% 10/1/24	1,250,000	1,236,690
		3,430,748
TOTAL UTILITIES		4,702,017
TOTAL NONCONVERTIBLE BONDS (Cost $189,509,011)		189,921,592

U.S. Treasury Obligations - 16.9%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.31% to 5.32% 6/13/24 to 7/18/24	38,000,000	37,903,544
U.S. Treasury Notes:
3% 6/30/24	10,477,000	10,458,215
4.125% 1/31/25	18,421,400	18,282,880
4.25% 1/31/26	2,000,000	1,977,031
4.75% 7/31/25	1,700,000	1,692,828
TOTAL U.S. TREASURY OBLIGATIONS (Cost $70,341,818)		70,314,498

Asset-Backed Securities - 12.5%
	Principal Amount (a)	Value ($)
Ally Auto Receivables Trust Series 2024-1 Class A2, 5.32% 1/15/27	1,000,000	998,028
American Express Credit Account Master Trust Series 2022-3 Class A, 3.75% 8/15/27	1,100,000	1,078,265
BMW Vechicle Lease Trust Series 2023-1 Class A3, 5.16% 11/25/25	992,082	989,984
BMW Vehicle Lease Trust:
Series 2023-2 Class A3, 5.99% 9/25/26	750,000	753,645
Series 2024-1 Class A2A, 5.1% 7/27/26	796,000	793,197
Bofa Auto Trust 2024-1 Series 2024-1A Class A2, 5.57% 12/15/26 (b)	635,000	634,667
Capital One Multi-Asset Execution Trust:
Series 2021-A3 Class A3, 1.04% 11/15/26	1,000,000	979,651
Series 2022-A2 Class A, 3.49% 5/15/27	1,507,000	1,478,172
CarMax Auto Owner Trust Series 2022-3 Class A2A, 3.97% 4/15/27	1,169,073	1,154,137
Carmax Auto Owner Trust:
Series 2024-1 Class A2A, 5.3% 3/15/27	907,000	904,774
Series 2024-2 Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.730% 5.9037% 5/17/27 (c)(d)	1,615,000	1,615,715
Carmax Auto Owner Trust 2021-4 Series 2021-4 Class A3, 0.56% 9/15/26	521,996	507,350
Chase Auto Owner Trust Series 2024-1A Class A2, 5.48% 4/26/27 (b)	844,000	843,075
Citizens Auto Receivables Trust:
Series 2024-1 Class A2A, 5.43% 10/15/26 (b)	958,000	956,502
Series 2024-2 Class A2A, 5.54% 11/16/26 (b)	961,000	960,332
Daimler Trucks Retail Trust 20 Series 2024-1 Class A2, 5.6% 4/15/26	1,600,000	1,599,252
Discover Card Execution Note Trust:
Series 2022-A1 Class A1, 1.96% 2/15/27	1,000,000	974,805
Series 2022-A2 Class A, 3.32% 5/15/27	1,081,000	1,059,235
Series 2022-A3 Class A3, 3.56% 7/15/27	1,200,000	1,175,108
DLLAD Series 2024-1A Class A2, 5.5% 8/20/27 (b)	411,000	410,776
DLLST Series 2024-1A Class A2, 5.33% 1/20/26 (b)	543,000	541,338
Drive Auto Receivables Trust Series 2024-1 Class A2, 5.83% 12/15/26	646,000	646,073
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/26 (b)	185,000	185,251
Ford Credit Auto Lease Trust Series 2024-A Class A2A, 5.24% 7/15/26	644,000	642,622
Ford Credit Floorplan Master Owner Trust Series 2019-4 Class A, 2.44% 9/15/26	1,000,000	990,747
Fordl 2023-A Series 2023-A Class A3, 4.94% 3/15/26	330,000	329,099
FORDO Series 2022-B Class A3, 3.74% 9/15/26	535,837	530,332
GM Financial Automobile Leasing Trust:
Series 2023-1 Class A3, 5.16% 4/20/26	435,000	433,853
Series 2024-2 Class A2A, 5.43% 9/21/26	1,032,000	1,032,464
Gm Financial Consumer Automobi Series 2024-2 Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.390% 5.7137% 3/16/27 (c)(d)	925,000	925,072
GM Financial Consumer Automobile Series 2024-1 Class ASB, 5.12% 2/16/27	777,000	774,637
GM Financial Consumer Automobile Receivables Trust Series 2021-4 Class A3, 0.68% 9/16/26	886,103	863,731
GM Financial Leasing Trust Series 2024-1 Class A2A, 5.18% 6/22/26	1,179,000	1,174,946
Honda Auto Receivables 2024-2 Series 2024-2 Class A2, 5.48% 11/18/26	968,000	967,599
Huntington Auto Trust Series 2024-1A Class A2, 5.5% 3/15/27 (b)	1,108,000	1,106,570
Hyundai Auto Lease Securitizat Series 2024-B Class A2A, 5.51% 10/15/26 (b)	966,000	964,715
Hyundai Auto Lease Securitization Series 2024-A Class A2A, 5.15% 6/15/26 (b)	687,000	684,728
Hyundai Auto Receivables Trust Series 2024-A Class A2A, 5.29% 4/15/27	926,000	924,156
John Deere Owner Trust Series 2024-A Class A2A, 5.19% 2/16/27	1,539,000	1,534,787
Mercedes-Benz Auto Lease Trust Series 2024-A Class A2A, 5.44% 2/16/27	1,212,000	1,210,910
Mercedes-Benz Auto Receivables Series 2024-1 Class A2A, 5.06% 5/17/27	954,000	950,262
Nissan Master Owner Trust Receiva Series 2024-A Class A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.670% 5.9937% 2/15/28 (b)(c)(d)	1,500,000	1,500,484
Sbna Auto Lease Trust Series 2024-B Class A2, 5.67% 11/20/26 (b)	726,000	726,263
SBNA Auto Lease Trust 2024-A Series 2024-A Class A2, 5.45% 1/20/26 (b)	1,500,000	1,498,151
Sfs Auto Receivables Securitization Trust:
Series 2024-1A Class A2, 5.35% 6/21/27 (b)	362,443	361,621
Series 2024-2A Class A2, 5.71% 10/20/27 (b)	1,000,000	1,000,396
Tesla Series 2024-A Class A2A, 5.37% 6/22/26 (b)	77,000	76,813
Tesla Electric Vehicle Trust 2023-1 Series 2023-1 Class A2A, 5.54% 12/21/26 (b)	1,030,000	1,029,370
Toyota Auto Receivables 2024-B Series 2024-B Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.350% 5.6737% 3/15/27 (c)(d)	1,056,000	1,056,528
Toyota Lease Owner Trust:
Series 2023 A Class A3, 4.93% 4/20/26 (b)	1,200,000	1,193,545
Series 2024-A Class A2A, 5.33% 7/20/26 (b)	1,453,000	1,450,134
Verizon Master Trust Series 2022-6 Class A, 3.67% 1/22/29	700,000	685,734
Volkswagen Auto Lease Trust 2024- Series 2024-A Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.470% 5.7934% 12/21/26 (c)(d)	1,500,000	1,500,251
World Omni Auto Receivables Trust:
Series 2022-A Class A3, 1.66% 5/17/27	728,140	709,672
Series 2024-B Class A2A, 5.48% 9/15/27	874,000	873,626
World Omni Automobile Lease Se Series 2024-A Class A2B, 5.7537% 2/16/27 (c)	794,000	794,318
TOTAL ASSET-BACKED SECURITIES (Cost $51,765,621)		51,737,468

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
Truist Bank 2.15% 12/6/24 (Cost $560,274)	570,000	559,806

Certificates of Deposit - 5.8%
	Principal Amount (a)	Value ($)
Bank of Nova Scotia yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.390% 5.72% 6/7/24 (c)(d)	1,000,000	1,000,011
6% 10/18/24	1,300,000	1,301,694
BMO Harris Bank NA U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.670% 6% 7/8/24 (c)(d)	1,300,000	1,300,013
Canadian Imperial Bank of Commerce yankee:
5.95% 9/19/24	1,400,000	1,401,151
6% 10/18/24	1,300,000	1,301,552
Citibank NA U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 5.98% 6/17/24 (c)(d)	1,000,000	1,000,263
Cooperatieve Rabobank UA/NY yankee 6.05% 7/10/24	1,300,000	1,300,492
Lloyds Bank Corporate Markets PLC yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.690% 6.02% 7/8/24 (c)(d)	1,300,000	1,299,983
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.700% 6.03% 6/7/24 (c)(d)	1,300,000	1,300,129
5.91% 6/17/24	1,300,000	1,300,179
Royal Bank of Canada yankee U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 5.98% 7/3/24 (c)(d)	1,300,000	1,300,559
Sumitomo Mitsui Banking Corp. yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.700% 6.03% 7/11/24 (c)(d)	1,300,000	1,300,856
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.700% 6.03% 7/26/24 (c)(d)	1,500,000	1,501,342
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.700% 6.03% 8/14/24 (c)(d)	1,300,000	1,301,508
Svenska Handelsbanken, Inc. yankee U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.570% 5.9% 8/29/24 (c)(d)	1,300,000	1,301,606
Toronto-Dominion Bank yankee:
6% 10/17/24	1,300,000	1,301,626
6.01% 10/3/24	1,000,000	1,001,149
Wells Fargo Bank NA:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.630% 5.96% 7/18/24 (c)(d)	1,300,000	1,300,949
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 5.98% 7/5/24 (c)(d)	1,300,000	1,300,713
TOTAL CERTIFICATES OF DEPOSIT (Cost $24,100,000)		24,115,775

Commercial Paper - 5.0%
	Principal Amount (a)	Value ($)
Bank of Montreal U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.390% 5.72% 6/7/24 (c)(d)	1,000,000	1,000,062
Barclays Bank PLC U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.730% 6.06% 6/5/24 (b)(c)(d)	1,300,000	1,300,017
Bayer Corp.:
5.9% 8/15/24	1,300,000	1,284,424
5.93% 7/9/24	1,300,000	1,292,035
5.93% 7/24/24	1,500,000	1,487,252
5.94% 9/10/24	1,300,000	1,279,079
BPCE SA yankee 5.66% 7/19/24	1,300,000	1,290,575
HSBC U.S.A., Inc.:
yankee 6.05% 8/14/24	1,300,000	1,285,104
5.9% 11/21/24	1,300,000	1,265,555
ING U.S. Funding LLC:
yankee 5.66% 7/26/24	1,300,000	1,289,123
5.64% 6/18/24	1,600,000	1,595,728
J.P. Morgan Securities, LLC 5.97% 7/12/24 (c)(d)	1,300,000	1,300,010
Royal Bank of Canada:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.390% 5.72% 6/6/24 (c)(d)	1,000,000	1,000,018
5.66% 10/11/24	1,300,000	1,274,174
Svenska Handelsbanken AB yankee:
5.61% 9/18/24	1,700,000	1,672,631
5.65% 10/1/24	1,000,000	982,081
TOTAL COMMERCIAL PAPER (Cost $20,587,784)		20,597,868

Money Market Funds - 13.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e) (Cost $55,959,374)	55,948,185	55,959,374

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $412,823,882)	413,206,381
NET OTHER ASSETS (LIABILITIES) - 0.4%	1,588,993
NET ASSETS - 100.0%	414,795,374

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $57,536,429 or 13.9% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	56,137,648	187,036,154	187,214,338	2,166,248	(90)	-	55,959,374	0.1%
Total	56,137,648	187,036,154	187,214,338	2,166,248	(90)	-	55,959,374

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Treasury Obligations, Bank Notes, Certificates of Deposit and Commercial Paper are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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